Segment Information (Tables)	12 Months Ended
Aug. 29, 2013
Segment Reporting [Abstract]
Segment Information

For the year ended	2013	2012	2011
Net sales:
CNBU	$3,462	$2,667	$3,084
SBU	2,824	2,842	2,185
EBU	1,275	1,097	1,147
MBU	1,214	1,176	1,944
All Other	298	452	428
	$9,073	$8,234	$8,788

Operating income (loss):
CNBU	$160	$(458)	$262
SBU	173	199	265
EBU	227	129	276
MBU	(265)	(371)	18
All Other	(59)	(111)	(60)
	$236	$(612)	$761

Depreciation and amortization expense was as follows:

For the year ended	2013	2012	2011
CNBU	$687	$755	$717
SBU	551	649	512
EBU	215	228	234
MBU	293	372	507
All Other	67	140	131
Depreciation and amortization expense included in operating income (loss)	1,813	2,144	2,101
Other amortization	113	78	61
Total depreciation and amortization expense	$1,926	$2,222	$2,162